SEGMENTS (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 6,544	$ 6,535
Israel [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	2,159	1,949
United States [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	629	691
Croatia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	539	515
Hungary [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	506	520
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	332	367
Japan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	415	446
Other Countries [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 1,964	$ 2,047